SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
SCHEDULE OF FAIR VALUE ASSETS AND LIABILITIES MEASURED ON RECURRING BASIS

The following table presents the Company’s marketable securities within the fair value hierarchy utilized to measure fair value on a recurring basis as of June 30, 2021 and December 31, 2020:

SCHEDULE OF FAIR VALUE ASSETS AND LIABILITIES MEASURED ON RECURRING BASIS

	Level 1	Level 2	Level 3
Marketable Securities – June 30, 2021	$380,000	$-0-	$-0-
Marketable Securities – December 31, 2020	$31,000	$-0-	$-0-

The following table presents the Company’s Marketable securities within the fair value hierarchy utilized to measure fair value on a recurring basis as of December 31, 2020, and 2019:

	Level 1	Level 2	Level 3
Marketable Securities – 2020	$31,000	$0	$0
Marketable Securities – 2019	$44,044	$0	$0

SCHEDULE OF BASIC AND DILUTED PER SHARE

SCHEDULE OF BASIC AND DILUTED PER SHARE

	For the Three Months Ended
	June 30,
	2021	2020
Loss (numerator)	$(1,102,108)	$(352,638)
Shares (denominator)	235,044,159	206,544,709
Basic and diluted loss per share	$(0.00)	$(0.00)

	For the Six Months Ended
	June 30,
	2021	2020
Loss (numerator)	$(1,777,850)	$(637,484)
Shares (denominator)	233,779,672	205,911,350
Basic and diluted loss per share	$(0.01)	$(0.00)

	For the Years Ended
	December 31,
	2020	2019
Loss (numerator)	$(2,778,486)	$(1,428,835)
Shares (denominator)	207,923,257	178,502,990
Basic and diluted loss per share	$(.01)	$(.01)